Note 6 - Inventories	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]
6.	INVENTORIES

(In Thousands)

	December 31
	2019	2018

Finished goods	$5,016	$5,677
Work-in-process	3,143	3,105
Raw materials	7,269	8,103
Provisions for obsolete inventories	(6,632)	(6,597)

Total	$8,796	$10,288

The Company periodically evaluates inventory and establishes provisions for obsolescence, excess quantities, slow-moving goods, and for other impairment of value. The following table shows the movement of provisions for obsolete inventories.

(In Thousands)

	Years Ended December 31
	2019	2018	2017

Balance at beginning of year	$6,597	$5,664	$5,041
Charge to cost and expenses	1,359	1,328	642
Other deductions	(1,324)	(395)	(19)

Balance at end of year	$6,632	$6,597	$5,664